Employees (Details) - Schedule of employees - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs comprised:
Directors’ salaries (including bonus)	$ 554	$ 2,526	$ 14,666
Employees’ wages, salaries and bonus	2,014	1,856	1,058
Social security costs	135	176	194
Recruitment fees	197	242	17
Share based payment charge	(1,410)	5,173	5,105
Employees, total	1,242	9,973	21,040
The average monthly number of employees, including directors, employed by the group during the year was:
Research and development	3	8	3
Corporate and administration	6	5	8
Total	$ 9	$ 13	$ 11